Post-Employee Benefit Obligations - Summary of Expected Outflows for Benefits for Next Five Years (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Less than one year
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	$ 295,800
One to two years
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	282,531
Two to three years
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	277,690
Three to four years
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	272,007
Four to five years
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	264,229
Over 5 to 10 Years
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	$ 1,229,740